Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Note 7. Related Party Transactions

During the year ended December 31, 2012, the Company paid corporate and administrative service charges of $11,296 (2011: $10,736, 2010:$9,398) to a law firm of which a director of the Company is the owner.

During the year ended December 31, 2012, the Company paid/accrued director fees of $15,000 (2011: $15,000, 2010:$15,000) to a director.

During the year ended December 31, 2012, the Company accrued management fees of $nil (2011: $430,000, 2010:$nil) to two directors.